Prepayments and other assets - Aging of loans receivable (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Prepayments and other assets, net
Total loans	¥ 33,632	¥ 70,325
1-29 days past Due
Prepayments and other assets, net
Total loans	3,000	200
30-89 days past Due
Prepayments and other assets, net
Total loans	200	106
90-179 days past Due
Prepayments and other assets, net
Total loans		3,690
Over 180 days past Due
Prepayments and other assets, net
Total loans	20,828	20,407
Total past Due
Prepayments and other assets, net
Total loans	24,028	24,403
Current
Prepayments and other assets, net
Total loans	¥ 9,604	¥ 45,922